Period	Collection	Accrual	Distribution
From	01-Sep-17	15-Sep-17	16-Oct-17
To	30-Sep-17	16-Oct-17
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	938,296,000.00

Required Participation Amount	$938,296,000.00
Excess Receivables	$65,419,158.16

Total Collateral	1,003,715,158.16

Collateral as Percent of Notes	132.07%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,695,976,700.15
Total Principal Collections	($1,861,685,313.33)
Investment in New Receivables	$1,844,855,041.93
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($688,412,489.68)
Less Servicing Adjustment	($5,220,022.52)

Ending Balance	$4,985,513,916.55

SAP for Next Period	20.13%

Average Receivable Balance	$4,993,143,668.98
Monthly Payment Rate	37.28%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$16,330,761.67
Principal Reallocations	0.00
Recoveries on Receivables Written Off

Total Available	$16,330,761.67

Exhibit 99.7

Series Allocation Percentage at Month-End	20.13%
Floating Allocation Percentage at Month-End	93.27%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	1.234440%
Applicable Margin	0.430000%
	1.664440%

	Actual	Per $1000
Interest	1,089,283.51	1.09
Principal	—	—

		1.09
		1.66%
Total Due Investors	1,089,283.51
Servicing Fee	781,913.33

Excess Cash Flow	1,195,345.52

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.43%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		26.48%